RELATED PARTY TRANSACTIONS - Amended Partnership Agreement (Q1) (Details)		3 Months Ended	12 Months Ended
	Jan. 14, 2021	Mar. 31, 2021 shares	Dec. 31, 2020 shares
Related Party Transaction [Line Items]
Equity conversion ratio	1		1
Non-Blocker Members | Amended Partnership Agreement
Related Party Transaction [Line Items]
Equity conversion ratio		1	1
Conversion, minimum units (in shares)		10,000	10,000